PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

3.    PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	March 31,	December 31,
(in thousands)	2023	2022
Plant and equipment	$1,519	$1,478
Furniture and fixtures	224	218
Computer hardware and software	24	24
	1,767	1,720
Less: Accumulated depreciation	(1,191)	(1,118)
Property, plant and equipment, net	$576	$602

Depreciation expense was $42 thousand and $54 thousand for the three months ended March 31, 2023 and March 31, 2022, respectively, and is classified as research and development expense.

4.    PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2022	2021
Plant and equipment	$1,478	$1,633
Furniture and fixtures	218	245
Computer hardware and software	24	26
	1,720	1,904
Less: Accumulated depreciation	(1,118)	(1,102)
Property, plant and equipment, net	$602	$802

Depreciation expense was $198 thousand and $209 thousand for the year ended December 31, 2022 and 2021, respectively, and is classified as research and development expense.